Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No.1”) to the Registration Statement on Form S-1 (File No. 333-282536), as originally declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on November 6, 2024 is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, which was filed with the SEC on March 27, 2025 and to update certain other information in the Registration Statement.The information in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on October 8, 2024.
Entity Registrant Name	STARDUST POWER INC.
Entity Central Index Key	0001831979
Entity Tax Identification Number	99-3863616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 E. Putnam Ave
Entity Address, Address Line Two	Suite 378
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(800)
Local Phone Number	742 3095
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Stardust Power Inc.15 E. Putnam Ave
Entity Address, Address Line Two	Suite 378
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(800)
Local Phone Number	742 3095
Contact Personnel Name	Roshan Pujari